Goodwill and intangible assets	12 Months Ended
Mar. 31, 2013
Goodwill and intangible assets
9.	Goodwill and intangible assets

Intangible assets acquired during the fiscal year ended March 31, 2013 totaled 66,483 million yen, of which 65,710 million yen is subject to amortization and are comprised of the following:

	Intangible assets acquired during the year	Weighted-average amortization period
	Yen in millions	Years
Patent rights, know-how and license agreements	38,231	7
Trademarks	537	10
Software to be sold, leased or otherwise marketed	19,444	4
Other	7,498	4

Intangible assets subject to amortization are comprised of the following:

	Yen in millions
	March 31, 2012		March 31, 2013
	Gross carrying amount	Accumulated amortization	Gross carrying amount	Accumulated amortization
Patent rights, know-how and license agreements	226,142	(80,334)	280,715	(118,363)
Customer relationships	23,758	(1,409)	26,485	(3,658)
Trademarks	20,214	(2,154)	21,896	(5,894)
Software to be sold, leased or otherwise marketed	98,852	(58,865)	115,341	(73,314)
Music catalogs	157,699	(45,570)	183,398	(62,255)
Artist contracts	27,401	(19,419)	26,702	(18,939)
Television carriage agreements (broadcasting agreements)	36,216	(2,370)	41,264	(4,759)
Other	87,843	(54,338)	95,501	(67,026)

Total	678,125	(264,459)	791,302	(354,208)

The aggregate amortization expense for intangible assets for the fiscal years ended March 31, 2011, 2012 and 2013 was 52,763 million yen, 57,023 million yen and 75,890 million yen, respectively. The estimated aggregate amortization expense for intangible assets for the next five years is as follows:

Fiscal year ending March 31	Yen in millions
2014	75,357
2015	61,439
2016	48,693
2017	38,435
2018	31,411

Total carrying amount of intangible assets having an indefinite life are comprised of the following:

	Yen in millions
	March 31
	2012	2013
Trademarks	66,729	68,099
Distribution agreements	18,807	19,116
Other	4,497	3,198

Total	90,033	90,413

The changes in the carrying amount of goodwill by segment for the fiscal years ended March 31, 2012 and 2013 are as follows:

	Yen in millions
	Imaging Products & Solutions	Game	Mobile Products & Communications*[1]	Home Entertainment & Sound	Devices	Pictures	Music	Financial Services	All Other	Total
Balance, March 31, 2011:
Goodwill — gross	6,044	123,285	—	5,320	62,628	140,584	102,994	3,020	39,417	483,292
Accumulated impairments	(300)	—	—	(5,320)	—	—	(306)	(706)	(7,655)	(14,287)

Goodwill	5,744	123,285	—	0	62,628	140,584	102,688	2,314	31,762	469,005

Increase (decrease) due to:
Acquisitions	—	166	128,522	—	—	1,330	—	—	4,358	134,376
Sales and dispositions	—	—	—	—	(589)	—	—	—	—	(589)
Impairments*[2]	—	—	—	—	—	—	—	—	(932)	(932)
Translation adjustments	124	(240)	9,733	—	(107)	(3,073)	(1,891)	—	(585)	3,961
Other*[3]*[4]	(201)	—	—	—	(28,773)	(521)	(147)	—	579	(29,063)

Balance, March 31, 2012:
Goodwill — gross	5,967	123,211	138,255	5,320	33,159	138,320	100,956	3,020	43,769	591,977
Accumulated impairments	(300)	—	—	(5,320)	—	—	(306)	(706)	(8,587)	(15,219)

Goodwill	5,667	123,211	138,255	0	33,159	138,320	100,650	2,314	35,182	576,758

Increase (decrease) due to:
Acquisitions*[5]	—	19,793	—	—	2,044	3,174	2,626	—	1,022	28,659
Sales and dispositions*[6]	—	—	—	—	—	—	—	—	(15,040)	(15,040)
Impairments*[2]	—	—	—	—	—	—	—	—	(1,445)	(1,445)
Translation adjustments	108	4,527	15,314	—	316	19,338	10,402	—	2,368	52,373
Other*[3]	—	—	—	—	1,750	25	(28)	—	191	1,938

Balance, March 31, 2013:
Goodwill — gross	6,075	147,531	153,569	5,320	37,269	160,857	113,956	3,020	32,310	659,907
Accumulated impairments	(300)	—	—	(5,320)	—	—	(306)	(706)	(10,032)	(16,664)

Goodwill	5,775	147,531	153,569	0	37,269	160,857	113,650	2,314	22,278	643,243

*1	The 128,522 million yen in the fiscal year ended March 31, 2012 relates to the Sony Ericsson acquisition. Refer to Note 24.

*2	During the fiscal years ended March 31, 2012 and 2013, Sony recorded impairment losses of 932 million yen and 1,445 million yen, respectively, in reporting units included in All Other. The impairment charges reflected the overall decline in the fair values of the reporting units. The fair values of the reporting units were estimated using the expected present value of future cash flows.

*3	Other primarily consists of purchase price adjustments for prior years and amounts reclassified as held for sale.

*4

The chemical products business, which is included in the Devices segment was classified as held for sale as of March 31, 2012. No impairment loss was recognized as a result of the held for sale classification. The assets held for sale included 29,182 million yen of goodwill which was reclassified to other assets in the consolidated balance sheets prior to completing the divestiture in the fiscal year ended March 31, 2013. Refer to Note 25.

*5	Substantially all of the acquisition amounts in the Game segment relate to the Gaikai Inc. (“Gaikai”) acquisition. Refer to Note 24.

*6	Sales and dispositions amounts in All Other substantially all relate to the sale of certain M3 shares. Refer to Note 5.